JAFFE & FALK, LLC
777 TERRACE AVENUE
HASBROUCK HEIGHTS, NJ 07604
(201) 288-8282
FAX (201) 288-8208

April 27, 2009

Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Dialysis Corporation of America – File No. 0-8527
Definitive Proxy Statement for Annual Meeting

Gentlemen:

On behalf of Dialysis Corporation of America (the “Company”), enclosed for filing pursuant to the EDGAR system is the Definitive Proxy Statement (“Proxy Statement”) relating to the Company’s Annual Meeting of Shareholders to be held on June 11, 2009.  The cover page is included in accordance with Rule 14a-6(m) under the Securities Exchange Act of 1934 (the “Exchange Act”).  The form of proxy is attached as an appendix to the Proxy Statement as required by the note to Rule 14a-4 of the Exchange Act.  As described in the Proxy Statement, it, together with the annual report on Form 10-K for the year ended December 31, 2008 (“Annual Report”), is anticipated to be distributed to shareholders on or about April 29, 2009.  The Annual Report has already been filed pursuant to EDGAR, and incorporates Part III information from the Proxy Statement.

No preliminary copies of the Proxy Statement are being filed since the only matters being solicited at the annual meeting are within those items of Rule 14a-6(a) of the Exchange Act which do not require the filing of a preliminary proxy statement.

Very truly yours,

JAFFE & FALK, LLC

/s/ Joshua M. Jaffe

Joshua M. Jaffe
Secretary and Member of Counsel to
Dialysis Corporation of America

JMJ:naf
Enclosure
cc: The Nasdaq Stock Market